Demerger of Subsidiary	12 Months Ended
Dec. 31, 2020
Demerger Of Subsidiary Explanatory [Abstract]
DEMERGER OF SUBSIDIARY
4	DEMERGER OF SUBSIDIARY

The Company’s demerger of its subsidiary, Stemprinter Sciences Ltd, to allow for the creation of a separate business occurred by way of a demerger under English law. It happened in two distinct steps. In the first step, in September 2020, Tiziana transferred all the ownership rights and intellectual property relating to the StemPrintER project, in the form of patents and a license, to a Tiziana subsidiary, Stemprinter Sciences Limited. In the second step, on October 5, 2020, the Company sold Stemprinter Sciences Limited to Accustem Sciences Ltd.

In September 2020, the Company transferred all the ownership rights and intellectual property relating to StemPrintER™ along with $1.4 million (£1.0 million) in cash to its newly formed wholly owned subsidiary, StemPrinter Sciences Limited. This was the first step in the creation of the separate business by way of a demerger under English law.

In this first step, the transfer of all the ownership rights and intellectual property was treated as an asset transfer (acquired IPR&D). The treatment as a separate asset acquisition at this stage reflected the fact that, immediately prior to transfer, the Company carried out only limited maintenance type activity on the StemPrintER project and the concentration of fair value was in the StemPrintER intellectual property asset.

Stemprinter Sciences Limited recorded the ownership rights and intellectual property a separately acquired an intangible asset in its books at cost under IAS 38, with cost (as defined in the IFRS Glossary), including the fair value of the other consideration given (i.e., shares issued in exchange for intellectual property). temprinter Sciences Limited therefore was also required to record the equity capital issued for the StemPrintER asset acquired at fair value as set out in IFRS 13. Prior to the transfer, the intellectual property was an internal project within the Company and was not classified as an asset on the Company’s balance sheet or a separate line of business.

The Company tracked the expenses incurred in maintaining this project in the form of patent maintenance fees, CRO fees and project consultancy fees, the total amounts for which between 2014 and the transfer date were £2,073,930. The Company used the aggregate amount of these expenses as its determination of fair value (as further discussed below) to credit an account in the books of Stemprinter Sciences Limited by $2,83,246 (£2,073,930). Tiziana received 3,070,000 shares in Stemprinter Sciences Limited as consideration for the asset transfer. Tiziana also contributed capital and resources, consisting of $1.4 million (£1.0 million) in cash.

In the second step of the transaction, on October 5, 2020, Accustem Sciences Ltd entered into an agreement with the Company to acquire Stemprinter Sciences Limited, including the ownership rights and intellectual property relating to StemPrintER™ and cash of $1.4 million (£1.0 million) contained within the entity. In exchange for the transfer of ownership (shares in Stemprinter Sciences Limited), Accustem Sciences Ltd allotted 194,612,288 ordinary shares of £0.01 par value to Tiziana shareholders on a one for one basis based on the Tiziana ownership as at October 30, 2020. Stemprinter Sciences Limited was a consolidated subsidiary of Tiziana Life Sciences plc until October 5, 2020.

The Demerger was effected by Tiziana declaring a special dividend on the Tiziana Shares which was satisfied by the transfer to Accustem of the entire issued share capital of Stemprinter Sciences Limited, the company to which all the relevant assets relating to StemPrintER had been transferred.

In order for the Demerger to be effective, the Company cancelled $5,461,000 (£4,000,000) from its Share Premiuim account in order to create a distributable reserve in the Company to facilitate the special dividend to shareholders. This was approved by the High Court on October 26, 2020.

As at December 31, 2021, the $1.4 million (£1.0 million) is a payable by Tiziana to Accustem Sciences Ltd.